SUTHERLAND ASBILL & BRENNAN LLP 1275 Pennsylvania Ave., NW Washington, DC 20004-2415 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA R. BEYEA

DIRECT LINE:

E-mail: @sutherland.com

June 29, 2012

VIA COURIER

Bo J. Howell, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Re:	AmericaFirst Quantitative Funds Initial Registration Statement on Form N-1A File Nos. 333-179594 and 811-22669

Dear Mr. Howell:

On February 21, 2012, AmericaFirst filed registration statement on Form N-1A for AmericaFirst Quantitative Funds (the “Registrant”), which includes four series: the Defensive Growth Fund, the Income Trends Fund, the Absolute Return Fund, and the Quantitative Strategies Fund (individually the “Fund” or collectively the “Funds”). Each Fund includes multiple classes of shares. On March 15, 2012 you provided comments to me in the form of a comment letter.  On behalf of the Funds are those comments and the Funds’ responses to the comments of the registration statement.

General Comment

Comment 1:  We note that in the Performance sections the Funds state that they intend to enter into a reorganization with pre-existing funds. Please explain how the merger will occur. For example, will this Registrant, the acquiring fund, file a registration statement under the Securities Act of 1933 (“Securities Act”) on Form N-14?

Response:  The pre-existing funds will hold a shareholder meeting and file a proxy statement so that shareholders can vote to approve the merger.  The merger will not occur unless the shareholders of the pre-existing funds vote in favor of the merger.

Prospectus

Fund Summary — AmericaFirst Defensive Growth Fund

Fees and Expenses of the Fund (page 1)

Comment 2:  The disclosure in this Fund’s Principal Investment Strategies section (page 2) states that the Fund will sell short equity securities. Please confirm that the Fund has included an estimate of dividends received from short sale transactions in the “Other Expenses” line item.

Response:  The “Other Expenses” line item does include an estimate of the dividends received.

Principal Investment Strategies (page 2)

Comment 3:  The term “defensive” in this Fund’s name indicates it will invest in “defensive” companies (i.e., a type of investment). Please disclose a policy to invest, under normal circumstances, at least 80 percent of the value of the Fund’s assets in “defensive” companies. See Rule 35d¬1(e)(2)(i) under the Investment Company Act of 1940.

Response:  Disclosure about the Fund’s “80 percent” policy has been added as requested.

Comment 4:  The disclosure in this section states that this Fund will invest “primarily” in securities in the consumer staples and healthcare sectors. Please reconcile this disclosure with the Fund’s fundamental policy not to invest more than 25 percent of its total assets in any industry or group of related industries.

Response:  The fundamental investment policy for this Fund with respect to concentration was stated incorrectly in the filing.  The fundamental policies have been revised to indicate that the Fund has a policy that it may invest more than 25 percent of its total assets in both the consumer staples and healthcare sectors.

Principal Risks of Investing in the Fund (pages 2-3)

Comment 5:  The disclosure in the Small and Medium (Mid) Capitalization Stock Risk paragraph (page 3) discusses the volatility and trading volume risks associated with these investments. In addition to this disclosure, please discuss any liquidity risks associated with the Fund’s investments in small and medium capitalization stocks.

Response:  The requested disclosure has been added to the prospectus.

Fund Summary — AmericaFirst Income Trends

Fund Fees and Expenses of the Fund (pages 6-7)

Comment 6:  The disclosure in this Fund’s Principal Investment Strategies section (page 7) states that the Fund will invest in Real Estate Investment Trusts (“REITs”). Please confirm that the Acquired Fund Fees and Expenses line item in the fee table reflects expenses in the Fund’s investment in REITs only and not for investments in other types of Acquired Funds. See Instruction 3(0(i) to Item 3 of Form N-1A (defining “Acquired Fund”). If the Fund intends to invest in Acquired Funds other than REITs, please revise this Fund’s Principal Investment Strategies section to discuss investments in these other funds.

Response:  The Fund may also invest in ETFs.  The Principal Investment Strategies and Risks have been revised accordingly.

Comment 7:  Instruction 6(b) to Item 3 of Form N-1A allows new funds to report only the 1- and 3-year period portions of the Example. Please revise all Examples in the filing to report only 1- and 3-year periods.

Response:  The Expense Examples have been revised as requested.

Principal Risks of Investing in the Fund (pages 7-8)

Comment 8:  The disclosure in this Fund’s Principal Investment Strategies section (page 7) states that the Fund may invest in equity securities of issuers of any size and fixed-income securities of any maturity or credit quality. Please add risk disclosure associated with below-investment-grade securities (“junk bonds”) and liquidity risks associated with investments in small and medium capitalization stocks.

Response:  The requested disclosure has been added to the prospectus.

Fund Summary — AmericaFirst Absolute Return Fund Fees and Expenses of the Fund (page 9)

Comment 9:  Please confirm that this Fund has included an estimate of dividends received from short sale transactions in the “Other Expenses” line item. See comment 1.

Response:  The “Other Expenses” line item does not include an estimate of the dividends received because there were no short sale dividends paid during the previous fiscal year for the predecessor fund.

Principal Risks of Investing in the Fund (pages 10-11)

Comment 10:  The current risk disclosure includes both fixed-income risk and, separately, credit risk. Please disclose appropriate interest rate risk separately from the current fixed-income risk (i.e., debt prices usually fall as interest rates rise).

Response:  The requested disclosure has been added to the prospectus.

Fund Summary — AmericaFirst Quantitative Strategies Fund

Principal Investment Strategies (page 15)

Comment 11:  The Absolute Return Fund’s Principal Investment Strategies section (page 10) has a fuller discussion of that Fund’s Exchange Traded Fund (“ETF”) strategy. Please consider enhancing the Quantitative Strategies Fund’s Principal Investment Strategies section (page 15) to provide the same level of disclosure about ETFs, including inverse ETFs.

Response:  Additional disclosure regarding ETFs has been added to the Fund’s principal investment strategies section.

Principal Risks of Investing in the Fund (pages 15-16)

Comment 12:  The disclosure in the Principal Investment Strategies section states that this Fund invests in various equity and fixed-income securities. It also states that the Fund invests in index-tracking ETFs and inverse ETFs. Accordingly, please include the following risk disclosure: below-investment-grade securities (“junk bond”) risk, inverse ETF risk, (index) tracking risk, and acquired funds risk.

Response:  The requested disclosure has been added to the prospectus.

Principal Investment Strategies (pages 18-21) AmericaFirst Quantitative Strategies Fund (page 21)

Comment 13:  Please revise this section to expand on the principal investment strategies presented in this Fund’s summary sections. Compared to the Fund’s summary sections this section appears incomplete. Compare Item 4(a) of Form N-1A (requiring a summary of Item 9(b)) with Item 9(b) (requiring a full discussion of the Fund’s principal investment strategies).

Response:  Additional disclosure has been added as requested.

Principal Investment Risks (pages 21-26)

Comment 14:  Based on our earlier comments requesting additional risk disclosure in the Funds’ summary sections, please revise the risks chart (page 21) and related narrative disclosure (pages 22-26) to update all risks applicable to each Fund.

Response:  The risk charts and related narrative disclosure has been updated as requested.

Class C Shares (page 31)

Comment 15:  This section refers to share purchases prior to September 9, 2011. Please clarify whether these purchases refer to predecessor funds because the Funds are not yet effective.

Response:  Language has been added to clarify that this disclosure refers to the predecessor funds.

Frequent Purchases and Redemptions of Fund Shares (pages 33-34)

Comment 16:  Describe with specificity the policies and procedures adopted by the Board of Trustees that address frequent purchases and redemptions of fund shares. See Item 11(e) of Form N-1A.

Response:  The Registrant believes that it has provided an appropriate level of disclosure with respect to the policies and procedures adopted by the Board regarding frequent purchases and redemptions of fund shares.  The Registrant does not want to provide a “road map” that would allow potential market timers to determine how to avoid being caught.  Furthermore, the Registrant believes that the level of disclosure that it has provided is consistent with what other mutual funds are providing in their prospectuses.

Management Fees (page 38)

Comment 17:  Please include a statement that the basis for the Board of Trustees’ approval of the advisory contract is (or will be) available in the Funds’ annual or semi-annual report to shareholders. This statement must be adjacent to the discussion of the advisor’s compensation. See Item 10(a)(1)(iii) of Form N-1A.

Response:  The requested statement has been added to the requested location.

Statement of Additional Information

Trustees and Officers (pages 27-31)

Comment 18:  Portions of the Trustees and Officers section are either incomplete or missing. Please complete the sections concerning the Registrant’s Trustees. Also, please include a discussion of the specific experience, qualifications, attributes, and skills of each Trustee that led to the Funds’ conclusion that the person should serve as a Trustee. See Item 17(b)(10) of Form N-1A.

Response: The requested disclosure has been added to the SAI.

Signature Page

Comment 19:  In addition to signing on behalf of the Funds on the upper-right signature line, Mr. Jeffrey Young, as CEO, must also affix his signature to the bottom-left group of signature lines (i.e., along with the Trustees and CFO). See Section 6(a) of the Securities Act. In other words, he must sign on behalf of both the Funds (the upper-right signature line) and in his capacity as the principal executive officer (bottom-left group of signature lines).

Response:  The signature page has been correctly executed in connection with the pre-effective amendment.

Comment 20:  Please include as an exhibit to the registration statement the powers-of-attorney that authorize Mr. John C. Swhear to sign on behalf of the trustees. See Rule 483(b) under the Securities Act.

Response:  New powers of attorney have been executed and included with the pre-effective amendment.

General Comments

Comment 21:  Where a comment is made in one location, it is applicable to all similar disclosure appearing elsewhere in the registration statement.

Response:  The Registrant understands this and has revised disclosure accordingly.

Comment 22:  We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in pre-effective amendments, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response:  The Registrant understands this.

Comment 23:  If you intend to omit certain information from the form of prospectus included with the registration statement that is declared effective in reliance on Rule 430A under the Securities Act, please identify the omitted information to us supplementally, preferably before filing the final pre-effective amendment.

Response:  The Registrant will not omit any information from the prospectus.

Comment 24:  Please advise us if you have submitted or expect to submit exemptive applications or no-action requests in connection with your registration statement. In addition, at the time the Registrant requests acceleration of effectiveness, please advise us whether FINRA has reviewed and cleared the filing.

Response:  The Registrant has not and does not expect to submit exemptive applications or no-action requests in connection with the registration statement.  As we discussed during a telephone call on April 9, 2012, FINRA review and approval is not required.

Comment 25:  Response to this letter should be in the form of a pre-effective amendment filed pursuant to Rule 472 under the Securities Act. Where no change will be made in the filing in response to a comment, please indicate this fact in a supplemental letter and briefly state the basis for your position.

Response:  This letter includes the Registrant’s response to each comment.

Comment 26:  We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Registrant and its management are in possession of all facts relating to the Registrant’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response:  The Registrant understands this.

Comment 27:  Notwithstanding our comments, in the event the Registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that

▪

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

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the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response:  The above language will be included with any request for acceleration.

* * * *

We hope that the foregoing has been responsive to your comments.  If you have any questions or concerns about the responses set forth above, please call the undersigned at 202-383-0472 or Steve Boehm at 202-383-0176

/s/Cynthia R. Beyea

Cynthia R. Beyea

cc:	Rick Gonsalves, AmericaFirst Robert Roach, AmericaFirst Steven Boehm, Sutherland

Bo J. Howell, Esq.

June ___, 2012

16930918.3

ATLANTA AUSTIN  HOUSTON SACRAMENTO  NEW YORK WASHINGTON DC